LKCM Fixed Income Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 64.6%	Par	Value
Aerospace & Defense - 2.0%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	$3,025,000	$3,045,231
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,756,635
		5,801,866

Banks - 3.4%
Bank of America Corp., 4.45%, 03/03/2026	2,000,000	1,971,714
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,778,171
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)	3,500,000	3,389,994
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	612,346
		9,752,225

Beverages - 0.7%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,097,114

Biotechnology - 2.6%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,030,319
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	947,214
2.20%, 02/21/2027 (Callable 12/21/2026)	2,500,000	2,316,102
		7,293,635

Chemicals - 2.0%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025 (Callable 09/15/2025)	4,000,000	3,794,890
Ecolab Inc., 2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,900,571
		5,695,461

Commercial Services & Supplies - 0.7%
Waste Management, Inc., 4.63%, 02/15/2030 (Callable 12/15/2029)	2,065,000	2,057,617

Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)	2,000,000	1,972,835

Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	3,000,000	2,950,237

Containers & Packaging - 1.5%
Ball Corp., 5.25%, 07/01/2025	4,252,000	4,258,053

Diversified Telecommunication Services - 4.2%
AT&T, Inc.
1.70%, 03/25/2026 (Callable 04/12/2024)	1,450,000	1,356,688
4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,158,064
Verizon Communications, Inc.
3.50%, 11/01/2024 (Callable 08/01/2024)	1,750,000	1,728,416
4.13%, 03/16/2027	2,000,000	1,959,313
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,701,994
		11,904,475

Electrical Equipment - 2.7%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 03/01/2025)	6,500,000	6,354,446
Rockwell Automation, Inc., 2.88%, 03/01/2025 (Callable 12/01/2024)	1,440,000	1,409,417
		7,763,863

Electronic Equipment, Instruments & Components - 1.8%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	5,000,000	5,230,553

Energy Equipment & Services - 1.0%
Enterprise Products Operating LLC, 3.75%, 02/15/2025 (Callable 11/15/2024)	2,963,000	2,923,789

Food Products - 0.5%
Kraft Heinz Food Co., 4.63%, 01/30/2029 (Callable 10/30/2028)	1,353,000	1,334,022

Ground Transportation - 2.9%
Burlington Northern Santa Fe, LLC, 3.00%, 04/01/2025 (Callable 01/01/2025)	2,250,000	2,203,583
Union Pacific Corp.
3.25%, 01/15/2025 (Callable 10/15/2024)	3,295,000	3,240,830
3.75%, 07/15/2025 (Callable 05/15/2025)	3,025,000	2,972,970
		8,417,383

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories
2.95%, 03/15/2025 (Callable 12/15/2024)	3,925,000	3,846,049
4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	198,430
		4,044,479

Health Care Providers & Services - 3.4%
CVS Health Corp.
3.75%, 04/01/2030 (Callable 01/01/2030)	2,000,000	1,864,561
5.30%, 06/01/2033 (Callable 03/01/2033)	4,000,000	4,012,897
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,924,517
		9,801,975

Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	2,500,000	2,397,673

Household Products - 0.3%
Procter & Gamble Co., 8.00%, 09/01/2024	775,000	785,373

Industrial Conglomerates - 2.1%
Honeywell International, Inc.
2.30%, 08/15/2024 (Callable 07/15/2024)	3,105,000	3,067,039
1.35%, 06/01/2025 (Callable 05/01/2025)	3,000,000	2,876,363
		5,943,402

Life Sciences Tools & Services - 3.3%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	5,500,000	5,384,042
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,049,650
		9,433,692

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,801,435
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,020,729
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	4,000,000	3,856,789
Kinder Morgan Energy Partners, L.P., 4.25%, 09/01/2024 (Callable 06/01/2024)	3,000,000	2,981,120
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,190,985
ONEOK, Inc., 6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,117,690
		19,968,748

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., 2.00%, 12/01/2024 (Callable 11/01/2024)	556,000	543,485

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co., 3.63%, 05/15/2024 (Callable 05/02/2024)	4,750,000	4,737,813

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	2,250,000	2,206,302
NVIDIA Corp., 1.55%, 06/15/2028 (Callable 04/15/2028)	4,000,000	3,570,242
QUALCOMM, Inc., 2.90%, 05/20/2024 (Callable 05/02/2024)	4,000,000	3,985,573
		9,762,117

Software - 6.0%
Adobe Inc., 1.90%, 02/01/2025 (Callable 01/01/2025)	4,280,000	4,165,103
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	5,000,000	5,092,612
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,894,048
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,710,353
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,164,312
		17,026,428

Specialized REITs - 2.3%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	3,851,554
4.05%, 03/15/2032 (Callable 12/15/2031)	3,000,000	2,749,149
		6,600,703

Specialty Retail - 4.1%
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	1,000,000	951,074
O'Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	675,000	663,291
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,225,132
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,690,062
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,035,007
		11,564,566

Technology Hardware, Storage & Peripherals - 0.9%
Apple Inc., 2.50%, 02/09/2025	2,515,000	2,459,345
TOTAL CORPORATE BONDS (Cost $188,886,504)		184,522,927

U.S. GOVERNMENT SPONSORED ENTITIES - 23.2%	Par	Value
Federal Home Loan Banks
1.50%, 12/17/2024 (Callable 06/17/2024) (a)	2,500,000	2,442,347
3.05%, 12/30/2024	2,500,000	2,463,847
3.00%, 01/27/2025 (Callable 04/27/2024)	2,200,000	2,159,178
3.00%, 04/14/2025 (Callable 04/14/2024) (a)	5,000,000	4,939,746
3.25%, 06/09/2025 (Callable 06/09/2024)	1,000,000	979,729
1.13%, 10/28/2025 (Callable 04/28/2024) (a)	3,000,000	2,856,935
3.50%, 11/12/2025 (Callable 05/12/2024) (a)	1,505,000	1,491,527
0.75%, 01/27/2026 (a)	3,000,000	2,790,840
2.25%, 02/17/2026 (Callable 02/17/2025) (a)	2,500,000	2,405,781
2.38%, 03/13/2026	3,575,000	3,425,446
0.88%, 03/30/2026 (Callable 03/30/2025) (a)	3,000,000	2,821,078
0.75%, 05/26/2026 (Callable 05/26/2024) (a)	2,500,000	2,353,279
1.13%, 10/28/2026 (Callable 04/28/2024) (a)	3,000,000	2,791,763
1.25%, 11/10/2026 (Callable 11/10/2024)	3,000,000	2,758,183
1.75%, 01/25/2027 (Callable 04/25/2024) (a)	2,500,000	2,373,381
3.00%, 03/10/2027 (Callable 06/10/2024) (a)	3,150,000	3,077,024
3.50%, 05/24/2027 (Callable 05/24/2024) (a)	2,650,000	2,627,735
4.50%, 09/29/2027	1,750,000	1,756,660
1.00%, 01/27/2028 (a)	4,000,000	3,537,752
1.50%, 11/16/2028 (Callable 05/16/2024) (a)	3,000,000	2,732,008
2.82%, 06/27/2029 (Callable 04/08/2024)	4,000,000	3,699,456
1.25%, 09/30/2031 (Callable 06/30/2024) (a)	3,000,000	2,539,912
1.75%, 12/15/2033 (Callable 06/15/2024) (a)	2,500,000	2,161,901
Freddie Mac
0.75%, 05/28/2025 (Callable 05/28/2024)	3,500,000	3,334,418
5.00%, 06/30/2027 (Callable 06/30/2024) (a)	1,895,000	1,877,787
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $70,304,392)		66,397,713

U.S. GOVERNMENT ISSUES - 10.5%	Par	Value
U.S. Treasury Notes
2.00%, 02/15/2025	2,000,000	1,946,919
4.63%, 06/30/2025	2,000,000	1,993,281
5.00%, 08/31/2025	4,000,000	4,009,063
4.25%, 01/31/2026	2,000,000	1,984,844
4.63%, 11/15/2026	500,000	501,855
4.13%, 09/30/2027	400,000	397,133
4.00%, 10/31/2029	2,000,000	1,977,969
5.38%, 02/15/2031	2,500,000	2,686,621
4.13%, 11/15/2032	8,500,000	8,450,693
4.50%, 11/15/2033	3,000,000	3,070,078
4.00%, 02/15/2034	3,000,000	2,953,359
TOTAL U.S. GOVERNMENT ISSUES (Cost $30,336,549)		29,971,815

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(b)	2,728,114	2,728,114
TOTAL SHORT-TERM INVESTMENTS (Cost $2,728,114)		2,728,114

TOTAL INVESTMENTS - 99.3% (Cost $292,255,559)		$283,620,569
Other Assets in Excess of Liabilities - 0.7%		1,871,581
TOTAL NET ASSETS - 100.0%		$285,492,150

(a) Step coupon bond. The rate disclosed is as of March 31, 2024. (b) The rate shown represents the 7-day effective yield as of March 31, 2024.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompany notes are integral part of these financial statements.

LKCM FIXED INCOME FUND Sector Classification as of March 31, 2024
(% of Net Assets)
U.S. Government Sponsored Entities	23.2%
Health Care	12.4
Information Technology	12.1
U.S. Government Issues	10.5
Industrials	10.4
Energy	8.0
Consumer Discretionary	4.9
Communication Services	4.2
Financials	4.1
Materials	3.5
Consumer Staples	2.7
Real Estate	2.3
Money Market Funds	1.0
Other Assets in Excess of Liabilities	0.7
100.0%

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	184,522,927	–	184,522,927
U.S. Government Sponsored Entities	–	66,397,713	–	66,397,713
U.S. Government Issues	–	29,971,815	–	29,971,815
Money Market Funds	2,728,114	–	–	2,728,114
Total Assets	2,728,114	280,892,455	–	283,620,569

Refer to the Schedule of Investments for industry classifications.

LKCM Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	$ 184,522,927	–	$ 184,522,927
U.S. Government Sponsored Entities	–	66,397,713	–	66,397,713
U.S. Government Issues	–	29,971,815	–	29,971,815
Money Market Fund	2,728,114	–	–	2,728,114
Total Assets	$ 2,728,114	$ 280,892,455	–	$ 283,620,569

Refer to the Schedule of Investments for industry classifications.